Significant Accounting Policies (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies [Abstract]
Balance at 2016 Loan Origination Date (Note 8a)	$ 34	$ 110
Change in the fair value of derivative liability	246	(76)
Reclassification of derivative liability into equity	(280)
Ending Balance at Origination Date		$ 34